Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Capital in Excess of Par	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Comprehensive Income (Loss)	Class A Common stock
Balance at Sep. 30, 2010	$ (7,447)	$ (31)	$ (7,447)			$ 31
Balance (in shares) at Sep. 30, 2010						3,100
Components of comprehensive income (loss):
Net income	29,919		29,919		29,919
Foreign currency translation adjustment, net of taxes	(20,196)			(20,196)	(20,196)
Change in fair value of interest rate and cross currency swaps, net of taxes	(17,569)			(17,569)	(17,569)
Comprehensive income (loss)	(7,846)				(7,846)
Issuance of stock (in shares)						1
Capital contribution from Carlyle	1,550,400	1,550,400
Stock-based compensation	1,788	1,788
Balance at Sep. 30, 2011	1,536,895	1,552,157	22,472	(37,765)		31
Balance (in shares) at Sep. 30, 2011						3,101
Components of comprehensive income (loss):
Net income	146,471		146,471		146,471
Foreign currency translation adjustment, net of taxes	23,107			23,107	23,107
Change in fair value of interest rate and cross currency swaps, net of taxes	(3,936)			(3,936)	(3,936)
Comprehensive income (loss)	165,642				165,642
Exercise of stock options	15	15
Stock-based compensation	2,680	2,680
Balance at Sep. 30, 2012	1,705,232	1,554,852	168,943	(18,594)		31
Balance (in shares) at Sep. 30, 2012						3,101
Components of comprehensive income (loss):
Net income	99,448		99,448		99,448
Foreign currency translation adjustment, net of taxes	(680)			(680)	(680)
Change in fair value of interest rate and cross currency swaps, net of taxes	5,692			5,692	5,692
Comprehensive income (loss)	104,460				104,460
Exercise of stock options	30	30
Buyback of stock	(160)	(160)
Dividend	(721,682)	(552,739)	(168,943)
Stock-based compensation	2,043	2,043
Balance at Sep. 30, 2013	$ 1,089,923	$ 1,004,026	$ 99,448	$ (13,582)		$ 31
Balance (in shares) at Sep. 30, 2013						3,101